CENTURY CAPITAL MANAGEMENT TRUST
Century Growth Opportunities Fund
August 14, 2013

Supplement to the Prospectus dated February 28, 2013

Effective as of August 30, 2013, David Borah will no longer serve as Associate Portfolio Manager of the Century Growth Opportunities Fund.  All references to Mr. Borah are deleted as of August 30, 2013.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

CENTURY CAPITAL MANAGEMENT TRUST
Century Growth Opportunities Fund
August 14, 2013

Supplement to the Statement of Additional Information dated February 28, 2013

Effective as of August 30, 2013, David Borah will no longer serve as Associate Portfolio Manager of the Century Growth Opportunities Fund.  All references to Mr. Borah are deleted as of August 30, 2013.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.